Income Tax - Tax carry forwards, Unrecognized Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax
Tax operating loss carry forwards	$ 205,754,412	$ 159,850,210
Valuation allowance	26,732,045	$ 5,714,480	$ 5,634,684	$ 480,689
Valuation allowance for bad debt provision
Income Tax
Valuation allowance	24,127,520
Valuation allowance for net operating loss carryforwards
Income Tax
Valuation allowance	2,604,525
PRC
Income Tax
Undistributed earnings	3,068,485
Provision for Chinese dividend withholding taxes	$ 0
Preferential withholding tax rate (as a percent)	5.00%
PRC | Minimum
Income Tax
Deferred income tax liability for the undistributed earnings	$ 153,424
Withholding income tax rate for dividends distributed (as a percent)	5.00%
PRC | Maximum
Income Tax
Deferred income tax liability for the undistributed earnings	$ 306,849
Withholding income tax rate for dividends distributed (as a percent)	10.00%